Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Total	D-Wave Systems Inc. [Member]	DPCM Capital, Inc. [Member]	Non-redeemable convertible preferred stock	Non-redeemable convertible preferred stock D-Wave Systems Inc. [Member]	Common stock	Common stock D-Wave Systems Inc. [Member]	Common stock DPCM Capital, Inc. [Member] Common Class A [Member]	Common stock DPCM Capital, Inc. [Member] Common Class B [Member]	Additional Paid-in capital	Additional Paid-in capital D-Wave Systems Inc. [Member]	Additional Paid-in capital DPCM Capital, Inc. [Member]	Accumulated deficit	Accumulated deficit D-Wave Systems Inc. [Member]	Accumulated deficit DPCM Capital, Inc. [Member]	Accumulated other comprehensive loss	Accumulated other comprehensive loss D-Wave Systems Inc. [Member]	Stock Subscription Receivable from Shares DPCM Capital, Inc. [Member]
Balance at Dec. 31, 2019	$ (103,868,000)			$ 152,091,000		$ 16,337,000				$ 21,784,000			$ (283,704,000)			$ (10,376,000)
Balance (in Shares) at Dec. 31, 2019				135,012,939		15,220,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)						11,250
Exercise of stock options	4,000					$ 10,000				(6,000)
Stock-based compensation	269,000									269,000
D-Wave issuance of preferred stock pursuant to exercise of warrants	818,000			$ 818,000
D-Wave issuance of preferred stock pursuant to exercise of warrants (in shares)				313,159
D-Wave share issuance costs	(110,000)			$ (110,000)
D-Wave stock exchanged on transaction	(169,140,000)			$ (152,799,000)		$ (16,347,000)
D-Wave stock exchanged on transaction (in Shares)				(135,326,098)		(15,231,462)
DWSI Common Stock issued on D-Wave common stock conversion	8,450,000					$ 2,491,000				5,966,000
DWSI Common Stock issued on D-Wave common stock conversion (in Shares)						3,060,746
DWSI Class A Preferred Stock issued on D-Wave preferred stock conversion	160,690,000			$ 47,336,000						113,354,000
DWSI Class A Preferred Stock issued on D-Wave preferred stock conversion (in Shares)				27,065,220
DWSI Class B Preferred Stock issued for cash	43,679,000			$ 43,679,000
DWSI Class B Preferred Stock issued for cash (in Shares)				53,958,748
DWSI Class B Preferred Stock issued on D-Wave convertible debt transfer	99,298,000			$ 99,298,000
DWSI Class B Preferred Stock issued on D-Wave convertible debt transfer (in Shares)				56,741,860
DWSI share issuance costs	(432,000)			$ (432,000)
DWSI fair value of warrants issued for services	450,000									450,000
DWSI exercise of stock options	1,000					$ 1,000
DWSI exercise of stock options (in Shares)						1,000
DWSI stock-based compensation	2,720,000									2,720,000
Foreign currency translation adjustment, net of tax	(82,000)															(82,000)
Net income (loss)	(10,019,000)												(10,019,000)
Preferred stock, balance (in shares) at Dec. 31, 2020		137,765,828			137,765,828
Common stock, balance (in shares) at Dec. 31, 2020		3,061,746					3,061,746
Balance (in Shares) at Dec. 31, 2020				137,765,828		3,061,746		0	7,500,000
Balance at Dec. 31, 2020	32,729,000	$ 32,729,000	$ (47,937,607)	$ 189,881,000	$ 189,881,000	$ 2,492,000	$ 2,492,000	$ 0	$ 750	144,537,000	$ 144,537,000	$ 0	(293,723,000)	$ (293,723,000)	$ (47,938,357)	(10,458,000)	$ (10,458,000)
Balance at Mar. 23, 2020			0						$ 0			0			0			$ 0
Balance (in Shares) at Mar. 23, 2020									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares to redemption amount			(23,196,320)									(2,664,250)			(20,532,070)
Issuance of common stock									$ 863			24,137						(25,000)
Issuance of common stock (in shares)									8,625,000
Collection of stock subscription receivable from stockholder			25,000															25,000
Proceeds in excess of fair value for Private Placement Warrants			2,640,000									2,640,000
Forfeiture of Founder Shares									$ (113)			113
Forfeiture of Founder Shares (in Shares)									(1,125,000)
Net income (loss)			(27,406,287)									0			(27,406,287)
Preferred stock, balance (in shares) at Dec. 31, 2020		137,765,828			137,765,828
Common stock, balance (in shares) at Dec. 31, 2020		3,061,746					3,061,746
Balance (in Shares) at Dec. 31, 2020				137,765,828		3,061,746		0	7,500,000
Balance at Dec. 31, 2020	32,729,000	$ 32,729,000	(47,937,607)	$ 189,881,000	$ 189,881,000	$ 2,492,000	$ 2,492,000	$ 0	$ 750	144,537,000	144,537,000	0	(293,723,000)	(293,723,000)	(47,938,357)	(10,458,000)	(10,458,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			15,398,020									0			15,398,020
Balance (in Shares) at Mar. 31, 2021								0	7,500,000
Balance at Mar. 31, 2021			(32,539,587)					$ 0	$ 750			0			(32,540,337)
Balance at Dec. 31, 2020	32,729,000	$ 32,729,000	(47,937,607)	$ 189,881,000	$ 189,881,000	$ 2,492,000	$ 2,492,000	$ 0	$ 750	144,537,000	144,537,000	0	(293,723,000)	(293,723,000)	(47,938,357)	(10,458,000)	(10,458,000)
Balance (in Shares) at Dec. 31, 2020				137,765,828		3,061,746		0	7,500,000
Preferred stock, balance (in shares) at Dec. 31, 2020		137,765,828			137,765,828
Common stock, balance (in shares) at Dec. 31, 2020		3,061,746					3,061,746
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)							81,043
Exercise of stock options		$ 65,000					$ 94,000				(29,000)
Stock-based compensation		330,000									330,000
Reduction of deferred underwriting fee			0
Foreign currency translation adjustment, net of tax		11,000															11,000
Net income (loss)		(13,496,000)	14,064,062											(13,496,000)
Preferred stock, balance (in shares) at Jun. 30, 2021					137,765,828
Common stock, balance (in shares) at Jun. 30, 2021							3,142,789
Balance (in Shares) at Jun. 30, 2021								0	7,500,000
Balance at Jun. 30, 2021		19,639,000	(33,873,545)		$ 189,881,000		$ 2,586,000	$ 0	$ 750		144,838,000	0		(307,219,000)	(33,874,295)		(10,447,000)
Balance at Dec. 31, 2020	$ 32,729,000	$ 32,729,000	(47,937,607)	$ 189,881,000	$ 189,881,000	$ 2,492,000	$ 2,492,000	$ 0	$ 750	144,537,000	144,537,000	0	(293,723,000)	(293,723,000)	(47,938,357)	(10,458,000)	(10,458,000)
Balance (in Shares) at Dec. 31, 2020				137,765,828		3,061,746		0	7,500,000
Preferred stock, balance (in shares) at Dec. 31, 2020		137,765,828			137,765,828
Common stock, balance (in shares) at Dec. 31, 2020		3,061,746					3,061,746
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	105,203					105,203
Exercise of stock options	$ 82,000					$ 118,000				(36,000)
Stock-based compensation	1,739,000									1,739,000
Foreign currency translation adjustment, net of tax	15,000															15,000
Net income (loss)	(31,545,000)		24,245,377										(31,545,000)		24,245,377
Preferred stock, balance (in shares) at Dec. 31, 2021		137,765,828			137,765,828
Common stock, balance (in shares) at Dec. 31, 2021		3,166,949					3,166,949
Balance (in Shares) at Dec. 31, 2021				137,765,828		3,166,949		0	7,500,000
Balance at Dec. 31, 2021	3,021,000	$ 3,020,000	(23,692,230)	$ 189,881,000	$ 189,881,000	$ 2,610,000	$ 2,610,000	$ 0	$ 750	146,240,000	146,240,000	0	(325,268,000)	(325,268,000)	(23,692,980)	(10,443,000)	(10,443,000)	0
Balance at Mar. 31, 2021			(32,539,587)					$ 0	$ 750			0			(32,540,337)
Balance (in Shares) at Mar. 31, 2021								0	7,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment, net of tax		(38,000)
Net income (loss)		(4,668,000)	(1,333,958)												(1,333,958)
Preferred stock, balance (in shares) at Jun. 30, 2021					137,765,828
Common stock, balance (in shares) at Jun. 30, 2021							3,142,789
Balance (in Shares) at Jun. 30, 2021								0	7,500,000
Balance at Jun. 30, 2021		19,639,000	(33,873,545)		$ 189,881,000		$ 2,586,000	$ 0	$ 750		144,838,000	0		(307,219,000)	(33,874,295)		(10,447,000)
Balance at Dec. 31, 2021	3,021,000	$ 3,020,000	(23,692,230)	$ 189,881,000	$ 189,881,000	$ 2,610,000	$ 2,610,000	$ 0	$ 750	146,240,000	146,240,000	0	(325,268,000)	(325,268,000)	(23,692,980)	(10,443,000)	(10,443,000)	0
Balance (in Shares) at Dec. 31, 2021				137,765,828		3,166,949		0	7,500,000
Preferred stock, balance (in shares) at Dec. 31, 2021		137,765,828			137,765,828
Common stock, balance (in shares) at Dec. 31, 2021		3,166,949					3,166,949
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(3,422,503)									0			(3,422,503)
Balance (in Shares) at Mar. 31, 2022								0
Balance at Mar. 31, 2022			(27,114,733)					$ 0	$ 750			0			(27,115,483)
Balance at Dec. 31, 2021	$ 3,021,000	$ 3,020,000	(23,692,230)	$ 189,881,000	$ 189,881,000	$ 2,610,000	$ 2,610,000	$ 0	$ 750	$ 146,240,000	146,240,000	0	$ (325,268,000)	(325,268,000)	(23,692,980)	$ (10,443,000)	(10,443,000)	$ 0
Balance (in Shares) at Dec. 31, 2021				137,765,828		3,166,949		0	7,500,000
Preferred stock, balance (in shares) at Dec. 31, 2021		137,765,828			137,765,828
Common stock, balance (in shares) at Dec. 31, 2021		3,166,949					3,166,949
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		174,378					174,378
Exercise of stock options		$ 140,000					$ 201,000				(61,000)			0			0
Stock-based compensation		1,600,000									1,600,000
Reduction of deferred underwriting fee			(10,265,500)
Issuance of common stock (in shares)	100
Foreign currency translation adjustment, net of tax		(38,000)															(38,000)
Net income (loss)		$ (24,815,000)	2,170,190											(24,815,000)
Preferred stock, balance (in shares) at Jun. 30, 2022		137,765,828			137,765,828
Common stock, balance (in shares) at Jun. 30, 2022		3,341,327				100	3,341,327
Balance (in Shares) at Jun. 30, 2022								0	7,500,000
Balance at Jun. 30, 2022	$ 1	$ (20,093,000)	(11,370,622)		$ 189,881,000	$ 1	$ 2,811,000	$ 0	$ 750		147,779,000	10,151,418		(350,083,000)	(21,522,790)		(10,481,000)
Balance at Jan. 23, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	1					$ 1
Issuance of common stock (in shares)						100
Net income (loss)	0
Preferred stock, balance (in shares) at Jun. 30, 2022		137,765,828			137,765,828
Common stock, balance (in shares) at Jun. 30, 2022		3,341,327				100	3,341,327
Balance (in Shares) at Jun. 30, 2022								0	7,500,000
Balance at Jun. 30, 2022	1	$ (20,093,000)	(11,370,622)		$ 189,881,000	$ 1	$ 2,811,000	$ 0	$ 750		147,779,000	10,151,418		(350,083,000)	(21,522,790)		(10,481,000)
Balance at Mar. 31, 2022			(27,114,733)					$ 0	$ 750			0			(27,115,483)
Balance (in Shares) at Mar. 31, 2022								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares to redemption amount			(114,082)									(114,082)			0
Reduction of deferred underwriting fee			10,265,500									10,265,500			0
Foreign currency translation adjustment, net of tax		32,000
Net income (loss)		$ (13,198,000)	5,592,693												5,592,693
Preferred stock, balance (in shares) at Jun. 30, 2022		137,765,828			137,765,828
Common stock, balance (in shares) at Jun. 30, 2022		3,341,327				100	3,341,327
Balance (in Shares) at Jun. 30, 2022								0	7,500,000
Balance at Jun. 30, 2022	$ 1	$ (20,093,000)	$ (11,370,622)		$ 189,881,000	$ 1	$ 2,811,000	$ 0	$ 750		$ 147,779,000	$ 10,151,418		$ (350,083,000)	$ (21,522,790)		$ (10,481,000)